        [LETTERHEAD OF SHEARMAN & STERLING LLP]

        February 8, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

        Vonage Holdings Corp.
Registration Statement on Form S-1

Ladies and Gentlemen:

        On behalf of Vonage Holdings Corp., a Delaware corporation, we enclose for filing a Registration Statement on Form S-1 dated February 8, 2006 (the "Registration Statement"). Pursuant to Rule 101(a)(1)(i) of Regulation S-T of the Securities and Exchange Commission (the "Commission"), the Registration Statement is being submitted electronically to the Commission.

        Please do not hesitate to contact the undersigned at (212) 848-7702 should you have any questions regarding the Registration Statement.

Respectfully yours,

/s/ James S. Scott, Sr.
James S. Scott, Sr.